Document and Entity Information	Feb. 04, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 04, 2021
Entity Registrant Name	LAZARD FUNDS INC
Entity Central Index Key	0000874964
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 04, 2021
Document Effective Date	Feb. 04, 2021
Prospectus Date	Feb. 04, 2021